Segment reporting (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of operating segments [abstract]
Schedule of reconciliation between results of operations corresponding to segment information and the results of operations as per the statements of comprehensive income

The following is a summary analysis of the Group's business segments, corresponding to the fiscal years ended June 30, 2018, 2017 and 2016. Additionally, a reconciliation between results of operations corresponding to segment information and the results of operations as per the statements of comprehensive income; and total assets by segment and total assets according to the statement of financial position. The information by segments has been prepared and classified according to the businesses in which the Group carries out its activities:

	06.30.18
	Shopping Malls	Offices	Sales and developments	Others	Total segmet reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in profit/ (loss) of joint ventures	Total as per Statement of Comprehensive Income
Revenue	3,664,651	492,096	105,525	9,326	4,271,598	1,717,000	(39,392)	5,949,206
Operating costs	(329,785)	(48,407)	(18,688)	(19,752)	(416,632)	(1,747,051)	24,236	(2,139,447)
Gross profit (loss)	3,334,866	443,689	86,837	(10,426)	3,854,966	(30,051)	(15,156)	3,809,759
Net gain from fair value adjustment of investment properties	11,340,085	5,042,427	1,000,147	45,580	17,428,239	-	(738,122)	16,690,117
General and administrative expenses	(320,234)	(39,438)	(38,566)	(18,100)	(416,338)	-	1,096	(415,242)
Selling expenses	(238,170)	(47,362)	(10,635)	(1,955)	(298,122)	-	3,257	(294,865)
Other operating results, net	(56,451)	348	33,569	13,684	(8,850)	-	3,945	(4,905)
Profit (Loss) from operations	14,060,096	5,399,664	1,071,352	28,783	20,559,895	(30,051)	(744,980)	19,784,864
Share in profit of associates and joint ventures	-	-	-	20,171	20,171	-	619,354	639,525
Segment profit (loss) before financing and Taxation	14,060,096	5,399,664	1,071,352	48,954	20,580,066	(30,051)	(125,626)	20,424,389
Investment properties	40,467,248	12,625,243	2,394,577	191,667	55,678,735	-	(1,623,924)	54,054,811
Property, plant and equipment	55,952	53,956	-	-	109,908	-	(471)	109,437
Trading properties	-	-	61,568	-	61,568	-	-	61,568
Goodwill	1,323	3,913	-	100,861	106,097	-	(5,236)	100,861
Rights to receive units (barter transactions)	-	-	26,596	-	26,596	-	-	26,596
Inventories	25,492	-	-	-	25,492	-	(610)	24,882
Investments in associates and joint ventures	-	-	-	189,815	189,815	-	1,243,343	1,433,158
Operating assets	40,550,015	12,835,487	2,482,741	329,968	56,198,211	-	(386,898)	55,811,313

	06.30.17
	Shopping Malls	Offices	Sales and developments	Others	Total segmet reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in profit/ (loss) of joint ventures	Total as per Statement of Comprehensive Income
Revenue	3,046,588	401,767	99,136	891	3,548,382	1,488,187	(39,407)	4,997,162
Operating costs	(349,445)	(27,908)	(22,534)	(48)	(399,935)	(1,512,738)	12,887	(1,899,786)
Gross profit (loss)	2,697,143	373,859	76,602	843	3,148,447	(24,551)	(26,520)	3,097,376
Net gain from fair value adjustmentof investment properties	2,068,103	1,064,586	193,187	-	3,325,876	-	(192,463)	3,133,413
General and administrative expenses	(261,475)	(31,464)	(30,483)	(1,539)	(324,961)	-	2,785	(322,176)
Selling expenses	(188,081)	(33,871)	(13,740)	(2,982)	(238,674)	-	2,146	(236,528)
Other operating results, net	(57,712)	(6,731)	(4,062)	16,183	(52,322)	-	1,103	(51,219)
Profit (Loss) from operations	4,257,978	1,366,379	221,504	12,505	5,858,366	(24,551)	(212,949)	5,620,866
Share in profit of associates and joint ventures	-	-	-	13,677	13,677	-	139,026	152,703
Segment profit (loss) before Financing and Taxation	4,257,978	1,366,379	221,504	26,182	5,872,043	(24,551)	(73,923)	5,773,569
Investment properties	28,799,277	6,841,517	1,158,695	-	36,799,489	-	(882,607)	35,916,882
Property, plant and equipment	55,409	65,663	-	-	121,072	-	(536)	120,536
Trading properties	-	-	61,600	-	61,600	-	-	61,600
Goodwill	1,323	3,913	-	26,375	31,611	-	(5,236)	26,375
Rights to receive units (barter transactions)	-	-	27,560	-	27,560	-	-	27,560
Inventories	23,260	-	-	-	23,260	-	(538)	22,722
Investments in associates	-	-	-	197,605	197,605	-	593,815	791,420
Operating assets	28,879,269	6,911,093	1,247,855	223,980	37,262,197	-	(295,102)	36,967,095

	06.30.16
	Shopping Malls	Offices	Sales and developments	Others	Total segmet reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in profit/ (loss) of joint ventures	Total as per Statement of Comprehensive Income
Revenue	2,409,082	284,137	2,679	1,013	2,696,911	1,183,627	(22,038)	3,858,500
Operating costs	(250,306)	(12,254)	(5,720)	(77)	(268,357)	(1,201,305)	9,458	(1,460,204)
Gross profit (loss)	2,158,776	271,883	(3,041)	936	2,428,554	(17,678)	(12,580)	2,398,296
Net gain from fair value adjustmentof investment properties	16,131,702	867,413	425,114	-	17,424,229	-	(331,826)	17,092,403
General and administrative expenses	(178,643)	(23,308)	(20,296)	-	(222,247)	-	667	(221,580)
Selling expenses	(145,278)	(12,824)	(4,264)	(1,835)	(164,201)	-	1,980	(162,221)
Other operating results, net	(61,556)	(1,377)	(7,831)	(18)	(70,782)	-	2,230	(68,552)
Profit (Loss) from operations	17,905,001	1,101,787	389,682	(917)	19,395,553	(17,678)	(339,529)	19,038,346
Share in profit of associates and joint ventures	-	-	-	(11,017)	(11,017)	-	215,316	204,299
Segment profit (loss) before Financing and Taxation	17,905,001	1,101,787	389,682	(11,934)	19,384,536	(17,678)	(124,213)	19,242,645
Investment properties	26,633,273	4,876,164	1,362,670	-	32,872,107	-	(638,011)	32,234,096
Property, plant and equipment	49,053	69,870	-	-	118,923	-	(598)	118,325
Trading properties	-	-	48,029	-	48,029	-	-	48,029
Goodwill	1,323	3,911	-	-	5,234	-	(5,234)	-
Rights to receive units (barter transactions)	-	-	38,281	-	38,281	-	-	38,281
Inventories	18,560	-	-	-	18,560	-	(358)	18,202
Investments in associates	-	-	-	134,527	134,527	-	463,232	597,759
Operating assets	26,702,209	4,949,945	1,448,980	134,527	33,235,661	-	(180,969)	33,054,692